Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contribution on imported foreign exchange	$ 50
Income before taxes	(129,221)	$ (61,980)	$ (109,551)
Income tax (benefit)/ expense	$ (3,154)	$ 84	(4,260)
Merge of subsidiaries of Navios Logistics
Income before taxes			43,475
Income tax (benefit)/ expense			$ (4,333)
Argentina
Income tax rate	35.00%
Effective Tax Rate On Corporate Assets	1.00%
Tax rate on revenues	5.00%	5.00%	4.90%
Paraguay
Options to determine income tax liabilities	Under the first option income tax liabilities for the current and prior periods are measured at the amount expected to be paid to the taxation authorities, by applying the tax rate of 10% on the fiscal profit and loss. 50% of revenues derived from international freights are considered Paraguayan sourced (and therefore taxed) if carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay. Alternatively, only 30% of revenues derived from international freights are considered Paraguayan sourced.
Income tax rate	10.00%
Tax rate on revenues	1.00%
Corporate Income Tax Rate	10.00%
Brazil
Corporate Income Tax Rate	34.00%
If carried between Paraguay and Argentina, Bolivia, Brazil or Uruguay | Revenue
Amount concentration percentage	50.00%
Alternative scenario | Revenue
Amount concentration percentage	30.00%